Schedule of Components of Income (Loss) Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (31,959,650)
Foreign
NET LOSS BEFORE INCOME TAXES	$ (31,959,650)	$ (17,546,771)